LONG-TERM BONDS (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long Term Bond Maturities	Maturities of the bonds by years are as follows:
Year ended December 31,

2018 (current maturity)	$2,883

Long-term portion:

2019	2,883
2020	2,883
2021	2,707

Total	$8,473